Risk management - Trading Market Risk (Details) - Trading market risk - item	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Methodologies
Confidence level, percent	99.00%	99.00%	99.00%
Time frame, historical simulation	1 day
Time frame from reference date	2 years
Number of figures calculated daily for VaR	2
Number of figures apply an exponential decay factor	1
Number of scenarios	2
Minimum
Methodologies
Time frame from reference date	520 days